Document and Entity Information	3 Months Ended
Mar. 31, 2023
Document and Entity Information
Document Type	S-4/A
Entity Registrant Name	Digital Transformation Opportunities Corp.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001839998
Amendment Flag	true
Amendment Description	Amendment No. 1